Note Borrowings (Composition of federal funds purchased and assets sold under agreements to repurchase) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Federal Funds Purchased and Securities Sold under Agreements to Repurchase
Assets sold under agreements to repurchase	$ 390,921	$ 479,425